Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions and Balances

11. Related Party Transactions and Balances

Related parties:

Name of related parties	Relationship with the Company
Mr. Chia	The Chief Executive Officer, shareholder and director of the Company
Banle International Holdings Limited	An entity controlled by Mr. Chia (Note 1)
CBL (Asia) Limited	An entity controlled by Mr. Chia (Note 1)
Tumpuan Megah Development Sdn. Bhd.	An entity controlled by Straits Energy Resources Berhad (Note 2)

Note 1:	Mr. Chia is the director and controlling shareholder of CBL (Asia) Limited, which is a 62% shareholder of the Company.

Note 2:	Straits Energy Resources Berhad is a company incorporated and listed in Malaysia, which is a 38% shareholder of the Company.

The Company purchased marine fuel from the following during the year ended December 31, 2022 and 2021, which were fully paid during the years:

	For the year ended December 31,
Name of related party	2022	2021
Tumpuan Megah Development Sdn. Bhd.	$-	$1,320,191

Due from Related Parties

As of December 31, 2022 and 2021, due from related parties consists of the following:

Name of related parties	As of December 31,
	2022	2021
Banle International Holdings Limited	$-	$1,509,988

The amount due from Banle International Holdings Limited was non-interest bearing and it was repaid in full in September, 2022.